LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2025
Long Term Prepayments Deposits And Other Assets [Abstract]
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
6 .	LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
Long-term prepayments, deposits and other assets consisted of the following:

	$		$
	December 31,
	2025		2024
Other long-term assets		$83,099		$53,106
Less: accumulated amortization		(28,035)		(16,960)

Other long-term assets, net		55,064		36,146
Deferred financing costs, net		7,084		8,792
Other deposits and other		3,912		4,484
Investment in a sales-type lease		1,509		—
Deposits for acquisition of property and equipment		1,343		2,852
Long-term prepayments		229		230

Long-term prepayments, deposits and other assets		$69,141		$52,504

The amortization expenses of other long-term assets recognized for the years ended December 31, 2025, 2024 and 2023 were $11,715, $7,124 and $5,985, respectively.